Capital Structure, Financial Risk and Related Items - Marketable Securities (Details) kr in Millions	Jun. 30, 2021 DKK (kr)
Marketable Securities
Cost at the beginning of the period	kr 21,143
Cost at the end of the period	kr 22,483